MERRILL LYNCH
                                                              AGGREGATE BOND
                                                              INDEX FUND

                                                              Merrill Lynch
                                                              Index Funds, Inc.

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Annual Report
                                                              December 31, 2000

                     Merrill Lynch Aggregate Bond Index Fund

Officers and Directors

Terry K. Glenn, President and Director
M. Colyer Crum, Director
Laurie Simon Hodricks, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Christopher G. Ayoub, Senior Vice President
Robert C. Doll, Jr., Senior Vice President
Gregory Mark Maunz, Senior Vice President
Eric S. Mitofsky, Senior Vice President
Jeffrey B. Hewson, Vice President
Donald C. Burke, Vice President and Treasurer
Marc C. Cozzolino, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

--------------------------------------------------------------------------------
Jack B. Sunderland and Arthur Zeikel, Directors, and Joseph T. Monagle Jr., Senior Vice President of Merrill Lynch Aggregate Bond Index Fund, have recently retired. The Fund's Board of Directors wishes Messrs. Sunderland, Zeikel and Monagle well in their retirements.
--------------------------------------------------------------------------------

Important Tax Information

Of the ordinary income dividends paid by Merrill Lynch Aggregate Bond Index Fund during the fiscal year ended December 31, 2000, 31.12% was attributable to Federal obligations. In calculating the foregoing percentage, expenses of the Fund have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Please retain this information for your records.

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2000

DEAR SHAREHOLDER

Merrill Lynch Aggregate Bond Index Fund is designed for investors who have an investment objective of seeking to achieve investment returns that replicate the total return of investment-grade fixed-income securities. As such, the Fund seeks to achieve its objective by replicating the total return, before expenses, of the unmanaged Lehman Brothers Aggregate Bond Index, a widely accepted investment performance benchmark comprised of US Government securities, US Government agency mortgage-backed securities (MBS) and investment-grade corporate bonds. It is the intent of the Fund to provide returns that are representative of the bond market as a whole, rather than to focus on or provide bias to any specific sector. The Fund seeks to achieve its objective by investing all of its assets in Master Aggregate Bond Index Series. Therefore, the Series' structure is dependent on the structure of the underlying benchmark. Sector weighting and security selection in the underlying benchmark is determined by the market representation that the sectors have in the overall market.

As of December 31, 2000, the Index was comprised of 6,097 securities, an increase from the 5,567 issues at the beginning of the year. The US Government securities sector had 955 securities in the Index, and accounted for 37.6% of the market value of the Index, down from 41.6% at the beginning of the year. The next largest sector was US Government agency MBS with 520 positions comprising 35.2% of the Index, an increase from 34.2% at the beginning of the year. Investment-grade corporate bonds comprised the final sector of the Index. Although the corporate sector has the most securities at 4,622, its market value only accounts for 27.2% of the Index, up from 24.2% last year.

In attempting to match the return of the Index (before Fund expenses), we have implemented a stratified sampling approach when selecting investments. This refers to duplicating investment characteristics of various positions, or cells, of the Series with the corresponding cell in the Index. This approach is necessary because fully replicating the Index is not practical due to its size and the illiquidity of some issues. In constructing the Treasury and Government agency sectors, the measures of duration (which measures the amount of price change when interest rates change) and convexity (which measures the stability of duration) are identical in the Series and the Index. In addition, an analysis of the duration exposure is conducted for each part of the yield curve (partial duration) to ensure identical exposure to the yield curve. This provides comfort that a deviation in performance will not result should the shape of the yield curve change.

A similar approach is applicable in constructing the corporate sector of the Series. However, in addition to duration, partial duration and convexity exercises, credit and industry exposure of the Series is matched to the Index.

The MBS sector is managed in a slightly different manner. In the analysis of MBS, the calculation of duration and convexity is highly dependent on prepayment assumptions of the underlying mortgages. While there are many models projecting prepayments, there has yet to emerge a model that can be fully relied upon. As a result, the duration and convexity measurements may not be accurate.

In lieu of these measurements, the Series' construction is matched by other elements. This entails having a neutral exposure to the MBS sector with regard to coupon, original term (30-year, 15-year, balloon) and issuer.

Fiscal Year in Review

For the year ended December 31, 2000, the Fund's Class A and Class D Shares had total returns of +11.57% and +11.18%, respectively. (Complete performance data can be found on pages 4 and 5 of this report to shareholders.) This compared to a total return of +11.63% for the unmanaged Lehman Brothers Aggregate Bond Index for the same period. Since the Fund is a proxy of the Index, performance differences between the Fund and the Index (known as tracking error) are expected to occur to some extent. Tracking error was low for the year, allowing the Fund to perform in line with the Index.

In Conclusion

We appreciate your investment in Merrill Lynch Aggregate Bond Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Christopher G. Ayoub

Christopher G. Ayoub
Senior Vice President and
Portfolio Manager


/s/ Gregory Mark Maunz

Gregory Mark Maunz
Senior Vice President and
Portfolio Manager


/s/ Jeffrey B. Hewson

Jeffrey B. Hewson
Vice President and
Portfolio Manager

January 31, 2001

PROXY RESULTS

During the six-month period ended December 31, 2000, Merrill Lynch Aggregate Bond Index Fund's shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on July 17, 2000. The description of each proposal and number of shares voted are as follows:

-----------------------------------------------------------------------------------------------------------------------------------

Shares Voted

For
-----------------------------------------------------------------------------------------------------------------------------------
1. To elect the Fund's Board of Directors:      Terry K.
Glenn                                      19,364,629
                                                M. Colyer
Crum                                      19,363,150
                                                Laurie S.
Hodrick                                   19,363,553
                                                Jack B.
Sunderland                                  19,360,397
                                                Stephen B.
Swensrud                                 19,361,910
                                                J. Thomas
Touchton                                  19,363,553
                                                Fred G.
Weiss                                       19,363,492
                                                Arthur
Zeikel                                       19,359,990
-----------------------------------------------------------------------------------------------------------------------------------

Shares Voted   Shares Voted   Shares Voted

For          Against        Abstain
-----------------------------------------------------------------------------------------------------------------------------------
2. To ratify the selection of Deloitte & Touche LLP as the Fund's independent auditors for the current fiscal year.
18,815,032       191,887       760,633
-----------------------------------------------------------------------------------------------------------------------------------


                                     2 & 3

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2000

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived a portion of its administrative fee. Without such waiver, the Fund's performance would have been lower.

Recent Performance Results

                                                         6 Month         12 Month
Since Inception    Standardized
As of December 31, 2000                                Total Return    Total Return
Total Return      30-Day Yield
======================================================================================================================
ML Aggregate Bond Index Fund Class A Shares*               +7.39%
+11.57%           +30.82%           6.15%
----------------------------------------------------------------------------------------------------------------------
ML Aggregate Bond Index Fund Class D Shares*               +7.25
+11.18            +29.61            5.90
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index**                     +7.35
+11.63            +32.23              --
======================================================================================================================

 * Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's inception date is 4/03/97.
** This unmanaged market-weighted Index is comprised of investment-grade corporate bonds (rated BBB or better), mortgages and US Treasury and Government agency issues with at least one year to maturity. Since inception total return is from 4/03/97.

Total Return Based on a $10,000 Investment

Total Return Based on a $10,000 Investment--Class A & Class D Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class D Shares compared to growth of an investment in the Lehman Brothers Aggregate Bond Index. Beginning and ending values are:

                                                 4/03/97**          12/00
ML Aggregate Bond Index Fund+--
Class A Shares*                                  $10,000            $13,082
ML Aggregate Bond Index Fund+--
Class D Shares*                                  $10,000            $12,961
Lehman Brothers Aggregate Bond Index++           $10,000            $13,224

 * Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
 + The Fund invests all of its assets in Master Aggregate Bond Index Series of Quantitative Master Series Trust. The Trust may invest in a statistically selected sample of fixed-income securities and other types of financial instruments.
++ This unmanaged market-weighted Index is comprised of US Government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association and investment-grade (rated BBB or better) corporate bonds.

      Past performance is not predictive of future performance.

Average Annual Total Return

                                                                        % Return
================================================================================
Class A Shares
================================================================================
One Year Ended 12/31/00                                                  +11.57%
--------------------------------------------------------------------------------
Inception (4/03/97) through 12/31/00                                     + 7.44
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
================================================================================
One Year Ended 12/31/00                                                  +11.18%
--------------------------------------------------------------------------------
Inception (4/03/97) through 12/31/00                                     + 7.17
--------------------------------------------------------------------------------


                                     4 & 5

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2000

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND        As of December 31, 2000
===================================================================================================================================
Assets:           Investment in Master Aggregate Bond Index Series, at value
                   (identified cost--$278,513,689)
 .................................................                   $279,789,985
                  Prepaid expenses
 .................................................................
92,112

------------
                  Total assets
 .....................................................................
279,882,097

------------
===================================================================================================================================
Liabilities:
Payables:
                     Dividends to shareholders
 .....................................................   $    349,733
                     Administrative fees
 ...........................................................         35,626
                     Distributor
 ...................................................................
14,003         399,362

------------
                  Accrued expenses and other liabilities
 ...........................................                         87,927

------------
                  Total liabilities
 ................................................................
487,289

------------
===================================================================================================================================
Net Assets:       Net assets
 .......................................................................
$279,394,808

============
===================================================================================================================================
Net Assets        Class A Shares of Common Stock, $.0001 par value,
125,000,000
Consist of:        shares authorized
 ...............................................................                   $
2,076
                  Class D Shares of Common Stock, $.0001 par value,
125,000,000
                   shares authorized
 ...............................................................
634
                  Paid-in capital in excess of par
 .................................................                    286,989,268
                  Accumulated realized capital losses on investments from the Series--net
 ..........                     (8,864,493)
                  Accumulated distributions in excess of realized capital gains on
                   investments from the Series--net
 ................................................                        (82,459)
                  Unrealized appreciation on investments from the Series--net
 ......................                      1,349,782

------------
                  Net assets
 .......................................................................
$279,394,808

============
===================================================================================================================================
Net Asset         Class A--Based on net assets of $214,055,416 and 20,761,365 shares
outstanding ...                   $      10.31
Value:
============
                  Class D--Based on net assets of $65,339,392 and 6,335,474 shares
outstanding .....                   $      10.31

============
===================================================================================================================================

            See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND        For the Year Ended December 31, 2000
===================================================================================================================================
Investment        Investment income allocated from the Series
 ......................................                   $ 18,954,917
Income:           Expenses allocated from the Series
 ...............................................                       (404,335)

------------
                  Net investment income from the Series
 ............................................                     18,550,582

------------
===================================================================================================================================
Expenses:         Administration fee
 ...............................................................   $    527,468
                  Transfer agent fees
 ..............................................................        210,270
                  Account maintenance fee--Class D
 .................................................        167,860
                  Printing and shareholder reports
 .................................................         98,832
                  Professional fees
 ................................................................         18,605
                  Amortization of organization expenses
 ............................................          5,092
                  Accounting services
 ..............................................................          1,272
                  Registration fees
 ................................................................            944
                  Other
 ............................................................................
1,012

------------
                  Total expenses before reimbursement
 ..............................................      1,031,355
                  Reimbursement of expenses
 ........................................................       (211,834)

------------
                  Total expenses after reimbursement
 ...............................................                        819,521

------------
                  Investment income--net
 ...........................................................                     17,731,061

------------
===================================================================================================================================
Realized &        Realized loss on investments from the Series--net
 ................................                     (8,091,208)
Unrealized Gain   Change in unrealized appreciation/depreciation on investments
(Loss) from the     from the Series--net
 ...........................................................                     19,242,852

------------
Series--Net:      Net Increase in Net Assets Resulting from Operations
 .............................                   $ 28,882,705

============
===================================================================================================================================

            See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS


For the Year Ended
MERRILL
LYNCH
December 31,
AGGREGATE
BOND
----------------------------
INDEX FUND        Increase (Decrease) in Net
Assets:                                                      2000              1999
===================================================================================================================================
Operations:       Investment income--net
 ...........................................................   $ 17,731,061    $
26,502,104
                  Realized loss on investments from the Series--net
 ................................     (8,091,208)       (821,234)
                  Change in unrealized appreciation/depreciation on
investments
                   from the Series--net
 ............................................................     19,242,852
(32,395,278)

------------    ------------
                  Net increase (decrease) in net assets resulting from operations
 ..................     28,882,705      (6,714,408)

------------    ------------
===================================================================================================================================
Dividends &       Investment
income--net:
Distributions to     Class A
 .......................................................................
(13,575,062)    (21,683,176)
Shareholders:        Class D
 .......................................................................
(4,155,999)     (4,818,928)
                  In excess of realized gain on investments from
Series--net:
                     Class A
 .......................................................................
--         (66,954)
                     Class D
 .......................................................................
--         (15,505)

------------    ------------
                  Net decrease in net assets resulting from dividends and
distributions
                   to shareholders
 .................................................................    (17,731,061)
(26,584,563)

------------    ------------
===================================================================================================================================
Capital Share     Net increase (decrease) in net assets derived from capital share
Transactions:      transactions
 ....................................................................   (135,753,860)
3,906,947

------------    ------------
===================================================================================================================================
Net Assets:       Total decrease in net assets
 .....................................................   (124,602,216)    (29,392,024)
                  Beginning of year
 ................................................................    403,997,024
433,389,048

------------    ------------
                  End of year
 ......................................................................   $279,394,808
$403,997,024

============    ============
===================================================================================================================================

            See Notes to Financial Statements.


                                     6 & 7

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2000

FINANCIAL HIGHLIGHTS


Class A

----------------------------------------------------
                   The following per share data and ratios have been derived
For the Year Ended
MERRILL LYNCH      from information provided in the financial
statements.                   December 31,             For the Period
AGGREGATE BOND
---------------------------------  April 3, 1997+ to
INDEX FUND         Increase (Decrease) in Net Asset Value:
2000          1999        1998      Dec. 31, 1997
====================================================================================================================================
Per Share          Net asset value, beginning of period ..................      $
9.85     $  10.61    $  10.42      $  10.00
Operating
--------     --------    --------      --------
Performance:       Investment income--net ................................
 .64          .62         .64           .48
                   Realized and unrealized gain (loss) on investments
from
                     the Series--net .....................................
 .46         (.76)        .23           .45

--------     --------    --------      --------
                   Total from investment operations ......................
1.10         (.14)        .87           .93

--------     --------    --------      --------
                   Less dividends and
distributions:
                      Investment income--net .............................
(.64)        (.62)       (.64)         (.48)
                      Realized gain on investments from the Series--net ..
--           --        (.04)         (.03)
                      In excess of realized gain on investments from
the
                      Series--net ........................................
--           --++        --            --++

--------     --------    --------      --------
                   Total dividends and distributions .....................
(.64)        (.62)       (.68)         (.51)

--------     --------    --------      --------
                   Net asset value, end of period ........................      $
10.31     $   9.85    $  10.61      $  10.42

========     ========    ========      ========
====================================================================================================================================
Total Investment   Based on net asset value per share ....................
11.57%       (1.36%)      8.56%         9.49%@
Return:
========     ========    ========      ========
====================================================================================================================================
Ratios to Average  Expenses, net of reimbursement+++ .....................
 .38%         .35%        .35%          .35%*
Net Assets:
========     ========    ========      ========
                   Expenses+++ ...........................................
 .45%         .37%        .40%          .52%*

========     ========    ========      ========
                   Investment income--net ................................
6.41%        6.06%       5.99%         6.22%*

========     ========    ========      ========
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ..............
$214,056     $324,254    $351,786      $251,140
Data:
========     ========    ========      ========
====================================================================================================================================


Class D

----------------------------------------------------
                   The following per share data and ratios have been derived
For the Year Ended
MERRILL LYNCH      from information provided in the financial
statements.                   December 31,            For the Period
AGGREGATE BOND
---------------------------------  April 3, 1997+ to
INDEX FUND         Increase (Decrease) in Net Asset Value:
2000          1999        1998      Dec. 31, 1997
====================================================================================================================================
Per Share          Net asset value, beginning of period ..................      $
9.86     $  10.61    $  10.42      $  10.00
Operating
--------     --------    --------      --------
Performance:       Investment income--net ................................
 .61          .58         .61           .46
                   Realized and unrealized gain (loss) on investments
from
                     the Series--net .....................................
 .45         (.75)        .23           .45

--------     --------    --------      --------
                   Total from investment operations ......................
1.06         (.17)        .84           .91

--------     --------    --------      --------
                   Less dividends and
distributions:
                      Investment income--net .............................
(.61)        (.58)       (.61)         (.46)
                      Realized gain on investments from the Series--net ..
--           --        (.04)         (.03)
                      In excess of realized gain on investments from
the
                      Series--net ........................................
--           --++        --            --++

--------     --------    --------      --------
                   Total dividends and distributions .....................
(.61)        (.58)       (.65)         (.49)

--------     --------    --------      --------
                   Net asset value, end of period ........................      $
10.31     $   9.86    $  10.61      $  10.42

========     ========    ========      ========
====================================================================================================================================
Total Investment   Based on net asset value per share ....................
11.18%       (1.50%)      8.29%         9.29%@
Return:
========     ========    ========      ========
====================================================================================================================================
Ratios to Average  Expenses, net of reimbursement+++ .....................
 .63%         .60%        .60%          .60%*
Net Assets:
========     ========    ========      ========
                   Expenses+++ ...........................................
 .70%         .62%        .65%          .77%*

========     ========    ========      ========
                   Investment income--net ................................
6.17%        5.81%       5.75%         5.98%*

========     ========    ========      ========
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ..............      $
65,339     $ 79,743    $ 81,603      $ 56,134
Data:
========     ========    ========      ========
====================================================================================================================================

               *  Annualized.
               +  Commencement of operations.
              ++  Amount is less than $.01 per share.
             +++  Includes the Fund's share of the Series' allocated expenses.
               @  Aggregate total investment return.

                  See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch Aggregate Bond Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master Aggregate Bond Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Series owned by the Fund at December 31, 2000 was 90.7%. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and has exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's income consists of the Fund's pro rata share of the realized and unrealized gains and losses, and net investment income of the Series, less all actual and accrued expenses of the Fund.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses--Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization


                                     8 & 9

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND

expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post- October losses.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Incorporated ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .19% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the year ended December 31, 2000, FAM earned fees of $527,468, of which $211,834 was waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of
 .25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by FAM.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the year ended December 31, 2000 were $29,404,630 and $183,930,071, respectively.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions were $(135,753,860) and $3,906,947 for the years ended December 31, 2000 and December 31, 1999, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 2000                             Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................          9,230,345       $  91,692,248
Shares issued to shareholders
in reinvestment of dividends ...........          1,080,752          10,771,256
                                                -----------       -------------
Total issued ...........................         10,311,097         102,463,504
Shares redeemed ........................        (22,462,989)       (220,923,607)
                                                -----------       -------------
Net decrease ...........................        (12,151,892)      $(118,460,103)
                                                ===========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 1999                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................         13,411,892       $ 138,448,898
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................          1,890,860          19,194,348
                                                 ----------       -------------
Total issued ...........................         15,302,752         157,643,246
Shares redeemed ........................        (15,554,608)       (158,111,310)
                                                 ----------       -------------
Net decrease ...........................           (251,856)      $    (468,064)
                                                 ==========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                          Dollar
Ended December 31, 2000                            Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................            992,500       $   9,834,968
Shares issued to shareholders
in reinvestment of dividends ...........            338,452           3,371,670
                                                 ----------       -------------
Total issued ...........................          1,330,952          13,206,638
Shares redeemed ........................         (3,086,568)        (30,500,395)
                                                 ----------       -------------
Net decrease ...........................         (1,755,616)      $ (17,293,757)
                                                 ==========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 1999                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          3,428,567       $  35,277,078
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................            392,742           3,988,250
                                              -------------       -------------
Total issued ...........................          3,821,309          39,265,328
Shares redeemed ........................         (3,420,624)        (34,890,317)
                                              -------------       -------------
Net increase ...........................            400,685       $   4,375,011
                                              =============       =============
--------------------------------------------------------------------------------

5. Capital Loss Carryforward:

At December 31, 2000, the Fund had a net capital loss carryforward of approximately $8,408,000, of which $115,000 expires in 2007 and $8,293,000 expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

INDEPENDENT AUDITORS' REPORT

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND

The Board of Directors and Shareholders,
Merrill Lynch Aggregate Bond Index Fund
(One of the series constituting
Merrill Lynch Index Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Aggregate Bond Index Fund as of December 31, 2000, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and for the period April 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
February 21, 2001


                                    10 & 11

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                 Master Aggregate Bond Index Series

-------------------------------------------------------------------------------------------------------------------
                                                                              Face
Interest        Maturity
                 Issue                                                       Amount
Rate           Date(s)             Value
====================================================================================================================================
US Government    Fannie Mae                                              $   300,000
5.45 %       10/10/2003        $   297,984
& Agency                                                                     220,000
6.85          4/05/2004            227,737
Obligations--                                                              1,600,000
7.125         3/15/2007          1,708,000
38.7%                                                                      2,200,000
5.75          2/15/2008          2,182,584

===================================================================================================================
                 Financing Corp.                                             700,000
9.80         11/30/2017            958,454

===================================================================================================================
                 Freddie Mac                                               5,600,000
6.25         10/15/2002          5,661,264
                                                                           6,600,000
5.75          7/15/2003          6,617,556
                                                                           1,300,000
7.18          6/27/2006          1,384,024
                                                                           4,300,000
6.75          9/15/2029          4,580,682

===================================================================================================================
                 Tennessee Valley Authority, Series E                      2,000,000
6.25         12/15/2017          1,988,740

===================================================================================================================
                 United States Treasury Bonds                                800,000
8.75         11/15/2008            869,752
                                                                          15,500,000
8.75          5/15/2017         20,818,360
                                                                           1,250,000
8.50          2/15/2020          1,675,587
                                                                           5,900,000
6.375         8/15/2027          6,534,250

===================================================================================================================
                 United States Treasury Notes                                200,000
5.50          7/31/2001            199,750
                                                                           2,900,000
5.50          8/31/2001          2,896,375
                                                                           2,200,000
5.875        11/30/2001          2,205,500
                                                                          13,200,000
6.50          5/31/2002         13,398,000
                                                                           5,300,000
6.25          7/31/2002          5,373,723
                                                                             750,000
5.625        11/30/2002            756,090
                                                                           4,800,000
4.75          2/15/2004          4,741,488
                                                                           2,700,000
5.875         2/15/2004          2,755,269
                                                                           7,300,000
5.25          5/15/2004          7,325,112
                                                                           1,600,000
6.00          8/15/2004          1,645,248
                                                                           1,500,000
5.875        11/15/2004          1,539,135
                                                                          10,150,000
5.875        11/15/2005         10,498,856
                                                                           4,000,000
6.625         5/15/2007          4,311,240
                                                                           3,300,000
6.125         8/15/2007          3,474,801
                                                                           2,500,000
5.50          5/15/2009          2,550,000
====================================================================================================================================
                 Total Investments in US Government & Agency Obligations

(Cost--$116,940,907)--38.7%
119,175,561
====================================================================================================================================
US Government    Fannie Mae                                                1,083,679
5.50     6/01/2011-2/01/2014     1,054,263
Agency                                                                     4,440,551
6.00     2/01/2013-6/01/2015     4,385,959
Mortgage-                                                                  7,821,092
6.00     1/01/2026-5/01/2029     7,576,353
Backed                                                                       400,000
6.00           TBA(1)              394,872
Obligations*                                                               4,703,194
6.50    1/01/2013-11/01/2014     4,709,259
--34.9%                                                                   14,163,352
6.50    12/01/2025-1/01/2030    13,981,278
                                                                           6,638,216
7.00    4/01/2027-11/01/2030     6,655,414
                                                                           3,036,543
7.50    10/01/2027-9/01/2030     3,082,055
                                                                             500,000
7.50           TBA(1)              507,340
                                                                           2,754,852
8.00    11/01/2029-12/01/2030    2,821,436
                                                                             200,000
8.00           TBA(1)              206,000
                                                                             199,981
8.50           TBA(1)              206,042

===================================================================================================================
                 Freddie Mac--Gold Program                                 1,232,828
5.50    10/01/2013-1/01/2014     1,199,576
                                                                           1,386,824
5.50    12/01/2028-2/01/2029     1,306,426
                                                                           6,168,631
6.50    1/01/2026-11/01/2030     6,091,383
                                                                             300,000
6.50           TBA(1)              296,061
                                                                           3,013,142
7.00    1/01/2011-11/01/2015     3,055,647
                                                                           9,011,157
7.00    9/01/2025-11/01/2030     9,045,179
                                                                             500,000
7.00           TBA(1)              501,090
                                                                           1,460,103
7.50    5/01/2007-11/01/2015     1,493,078
                                                                           8,032,951
7.50    1/01/2023-10/01/2030     8,158,648
                                                                           1,000,000
7.50           TBA(1)            1,015,310
                                                                           2,800,362
8.00     6/01/2024-7/01/2030     2,876,744
                                                                             200,000
8.00           TBA(1)              205,062
                                                                           1,188,471
8.50     5/01/2028-8/01/2030     1,227,215
                                                                             620,685
9.50          2/01/2019            659,202

===================================================================================================================
                 Government National Mortgage Association                  1,579,716
6.00     4/20/2026-2/15/2029     1,534,261
                                                                             200,000
6.00           TBA(1)              194,062
                                                                             360,169
6.50     2/15/2014-5/15/2014       361,915
                                                                           5,806,966
6.50     4/15/2026-7/15/2029     5,748,942
                                                                             172,377
7.00          4/15/2013            175,387
                                                                           6,463,708
7.00     7/15/2027-5/15/2030     6,495,808
                                                                           4,880,142
7.50    3/15/2024-11/15/2030     4,966,457
                                                                           3,520,863
8.00    12/15/2022-8/15/2030     3,614,847
                                                                             300,000
8.00           TBA(1)              307,875
                                                                             881,120
8.50     11/15/2017-8/15/2030      908,456
                                                                             657,836
9.00    11/15/2016-11/15/2024      688,702
                                                                              52,824
9.50          9/15/2021             56,360
====================================================================================================================================
                 Total US Government Agency Mortgage-Backed Obligations

(Cost--$107,199,580)--34.9%
107,763,964
====================================================================================================================================


                                    12 & 13

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                       Master Aggregate Bond Index Series (continued)

-------------------------------------------------------------------------------------------------------------
                         S&P    Moody's     Face
INDUSTRIES             Ratings  Ratings    Amount           Corporate Bonds &
Notes                                         Value
====================================================================================================================================
Banking--2.7%                                         Bank of America Corp.:
                       A          Aa3    $1,000,000     6.875% due
6/01/2003                                             $ 1,012,990
                       A+         Aa2     1,000,000     7.875% due
5/16/2005                                               1,055,070
                       A          Aa3     1,500,000   Bank One Corp., 7.625% due
8/01/2005                                 1,553,430
                       A+         A1      1,000,000   Chase Manhattan Corporation, 9.75%
due 11/01/2001                    1,025,920
                                                      Citicorp:
                       A+         A1        500,000     9.50% due
2/01/2002                                                  516,810
                       A+         A1        500,000     6.375% due
11/15/2008                                                483,865
                       A          A1      1,000,000   First Bank Systems, Inc., 7.55% due
6/15/2004                        1,033,830
                       A-         A3      1,020,000   Fleet/Norstar Financial Group,
Inc., 8.125% due 7/01/2004            1,069,868
                       A          Aa3       500,000   NationsBank Corporation, 7.50% due
9/15/2006                           516,705

-----------

8,268,488
====================================================================================================================================
Financial Services--   AA-        A2        800,000   Boeing Capital Corporation, 7.10%
due 9/27/2005                        834,472
5.3%                   A-         A2      1,500,000   Deutsche Telekom International
Finance, 8% due 6/15/2010             1,523,490
                       BBB+       Baa1      500,000   EOP Operating LP, 6.75% due
2/15/2008                                  484,575
                                                      Ford Motor Credit Co.:
                       A          A2      1,000,000     7.75% due
11/15/2002                                               1,024,480
                       A          A2      1,500,000     7.20% due
6/15/2007                                                1,492,635
                       A          A2      1,000,000     7.875% due
6/15/2010                                               1,028,670
                                                      General Electric Capital Corp.:
                       AAA        Aaa       500,000     6.80% due
11/01/2005                                                 517,010
                       AAA        Aaa     1,500,000     7.375% due
1/19/2010                                               1,619,385
                                                      General Motors Acceptance
Corporation:
                       A          A2      1,400,000     9% due
10/15/2002                                                  1,460,424
                       A          A2      1,200,000     7.75% due
1/19/2010                                                1,238,424
                       A          A2        600,000     8.80% due
3/01/2021                                                  661,152
                       A+         A1        500,000   Goldman Sachs Group, Inc., 7.625%
due 8/17/2005                        521,330
                                                      Lehman Brothers Holdings, Inc.:
                       A          A2        500,000     7.625% due
6/01/2006                                                 516,130
                       A          A2      1,000,000     7.20% due
8/15/2009                                                  993,490
                       A          Aa3     2,000,000   Salomon, Smith Barney Holdings,
Inc., 6.25% due 5/15/2003            1,998,420
                       BBB        Baa1      500,000   Simon Debartolo, 6.75% due
7/15/2004                                   489,470

-----------

16,403,557
====================================================================================================================================
Financial Services--   A+         A1        700,000   Allstate Corp., 6.75% due
5/15/2018                                    648,641
Consumer--1.1%                                        Associates Corp. NA:
                       AA-        Aa3       500,000     6.50% due
7/15/2002                                                  502,375
                       AA-        Aa3       500,000     7.23% due
5/17/2006                                                  516,845
                       A          A2      1,000,000   Household Finance Corp., 5.875% due
2/01/2009                          919,070
                       BBB+       A3      1,000,000   Washington Mutual Inc., 7.50% due
8/15/2006                          1,020,640

-----------

3,607,571
====================================================================================================================================
Foreign Government     AA+        Aa1       500,000   Canada Government Bond, 5.25% due
11/05/2008                           478,565
Obligations--1.3%      AA-        Aa2     1,000,000   Province of British Columbia, 7.25%
due 9/01/2036                    1,051,310
                       AA-        Aa3       500,000   Province of Ontario, 7.375% due
1/27/2003                              515,365
                       A+         A1        750,000   Province of Saskatchewan, 8% due
7/15/2004                             797,992
                       BB+        Baa3    1,000,000   United Mexican States, 9.875% due
2/01/2010                          1,073,000

-----------

3,916,232
====================================================================================================================================
Industrial--Consumer   A+         A1      1,000,000   Anheuser-Busch Companies, Inc.,
6.75% due 11/01/2006                 1,013,000
Goods--1.6%            A          A2      1,000,000   Coca-Cola Enterprises, 6.75% due
9/15/2028                             949,180
                       AA         Aa2     1,000,000   Kimberly-Clark Corporation, 7.10%
due 8/01/2007                      1,052,050
                                                      Nabisco Inc.:
                       A          A2      1,000,000     6% due
2/15/2001                                                     997,630
                       A          A2        500,000     6.375% due
2/01/2005                                                 484,965
                       A          A2        365,000   Philip Morris Companies, Inc.,
6.95% due 6/01/2006                     364,084

-----------

4,860,909
====================================================================================================================================
Industrial--           BBB+       A3      1,000,000   Apache Corporation, 7% due
2/01/2018                                   976,420
Energy--1.3%           A-         A3        500,000   Burlington Resources, 7.375% due
3/01/2029                             500,695
                       BBB+       A2        500,000   Consolidated Natural Gas Company,
6.625% due 12/01/2008                496,765
                       BBB+       Baa1      500,000   Enron Corp., 6.625% due
10/15/2003                                     505,240
                       BBB-       Baa2      500,000   KN Energy, Inc., 6.65% due
3/01/2005                                   499,385
                       BBB-       Baa3      500,000   Occidental Petroleum Corp., 8.45%
due 2/15/2029                        550,735
                       BBB        Baa2      500,000   Phillips Petroleum, 8.86% due
5/15/2022                                516,325

-----------

4,045,565
====================================================================================================================================
Industrial--           AA+        Aa2       500,000   Atlantic Richfield Company, 8.44%
due 2/21/2012                        585,085
Manufacturing--2.4%    A          A2        150,000   Chrysler Corp., 7.45% due
3/01/2027                                    133,437
                       A          A2      1,000,000   DaimlerChrysler North America
Holdings Corp., 7.75% due 6/15/2005    1,017,290
                       BBB        Baa2    1,000,000   Delphi Auto Systems Corporation,
7.125% due 5/01/2029                  852,250
                       BBB-       Baa3      500,000   Georgia-Pacific Corp., 7.375% due
12/01/2025                           372,995
                       A+         A1      1,000,000   International Business Machines
Corp., 7.125% due 12/01/2096           923,580
                       BBB-       Baa3      500,000   Lockheed Martin Corp., 7.25% due
5/15/2006                             516,165
                       BBB-       Baa2      600,000   Raytheon Co., 6.75% due
3/15/2018                                      560,586
                       BBB        Baa2    1,500,000   Union Carbide Corp., 6.25% due
6/15/2003                             1,497,180
                       BBB        Baa2    1,000,000   Visteon Corp., 8.25% due
8/01/2010                                     973,450

-----------

7,432,018
====================================================================================================================================
Industrial--           BBB-       Baa3      750,000   Delta Airlines, 10.375% due
2/01/2011                                  829,717
Other--0.8%            BBB        Baa1      500,000   Norfolk Southern Corporation, 7.70%
due 5/15/2017                      519,155
                       BBB-       Baa3    1,000,000   Union Pacific Corp., 9.625% due
12/15/2002                           1,057,960

-----------

2,406,832
====================================================================================================================================


                                    14 & 15

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                       Master Aggregate Bond Index Series (continued)

-------------------------------------------------------------------------------------------------------------
                         S&P    Moody's     Face
INDUSTRIES             Ratings  Ratings    Amount           Corporate Bonds &
Notes                                         Value
====================================================================================================================================
Industrial--           BBB        Baa2   $1,500,000   Comcast Cable Communications,
8.875% due 5/01/2017                $  1,719,750
Services--3.2%         BBB+       Baa1      500,000   Computer Associates International,
Inc., 6.375% due 4/15/2005          466,915
                       A          A2      1,000,000   Dayton Hudson Corp., 10% due
1/01/2011                               1,208,060
                       A-         A3      1,000,000   Hertz Corp., 7% due
1/15/2028                                          871,220
                       BBB-       Baa3      200,000   JC Penney Company, Inc., 7.95% due
4/01/2017                            98,000
                       BBB-       Baa3    1,000,000   News America Inc., 7.25% due
5/18/2018                                 856,990
                       A-         A3        500,000   Sears Discover Credit Corp., 9.14%
due 3/13/2012                       581,160
                       A          A3      1,375,000   Tele-Communications Inc., 8.25% due
1/15/2003                        1,416,690
                                                      Time Warner Inc.:
                       BBB        Baa1    1,000,000     7.75% due
6/15/2005                                                1,046,640
                       BBB        Baa1      500,000     6.875% due
6/15/2018                                                 475,465
                       BBB+       A3      1,000,000   Viacom Inc., 7.75% due
6/01/2005                                     1,038,030

------------

9,778,920
====================================================================================================================================
Utilities--            A          A2      1,000,000   AT&T Corporation, 6% due
3/15/2009                                     894,460
Communications--       A+         Aa2     1,000,000   Bell Atlantic, PA, 6% due
12/01/2028                                   824,130
1.8%                   BBB+       Baa1    1,000,000   Qwest Capital Funding, 7.90% due
8/15/2010 (a)                       1,025,783
                       AA-        Aa2       500,000   Southwestern Bell
Telecommunications, 6.625% due 7/15/2007             498,415
                       A          A2      1,000,000   Vodafone Airtouch PLC, 7.625% due
2/15/2005 (a)                      1,029,753
                       A-         A3      1,250,000   WorldCom, Inc., 8% due
5/15/2006                                     1,280,675

------------

5,553,216
====================================================================================================================================
Utilities--Gas &       AA-        A1      1,470,000   Baltimore Gas & Electric Co.,
8.375% due 8/15/2001                   1,483,509
Electric--1.8%         BBB+       Baa2      500,000   Commonwealth Edison, Inc., 6.95%
due 7/15/2018                         472,340
                                                      Dominion Resources Inc.:
                       BBB+       Baa1      500,000     7.625% due
7/15/2005                                                 522,030
                       BBB+       Baa1    1,000,000     8.125% due
6/15/2010                                               1,080,910
                       A          A3      1,000,000   Duke Capital Corp., 7.50% due
10/01/2009                             1,047,960
                       BBB+       A3        500,000   Houston Lighting and Power, 8.75%
due 3/01/2022                        522,500
                       A          A3        500,000   Keyspan Corporation, 7.625% due
11/15/2010                             530,650

------------

5,659,899
====================================================================================================================================
Yankee--               A-         A3        500,000   BHP Finance USA Limited, 6.42% due
3/01/2026                           499,330
Corporate--1.8%        A+         A2      1,000,000   Hydro-Quebec, 8.875% due
3/01/2026                                   1,249,030
                       BBB        Baa2    1,000,000   Korea Development Bank, 6.625% due
11/21/2003                          981,800
                       BBB        Baa2      500,000   Korea Telecom, 7.625% due
4/15/2007                                    500,600
                       A          A2        500,000   Norsk Hydro A/S, 6.70% due
1/15/2018                                   473,420
                       A          A1      1,000,000   Santander Financial Issuances Ltd.,
7% due 4/01/2006                   995,320
                       A-         Baa1      500,000   Tyco International Group SA, 6.875%
due 1/15/2029                      462,835
                       A          A2        300,000   WMC Finance USA, 7.25% due
11/15/2013                                  297,198

------------

5,459,533
====================================================================================================================================
                       Total Investments in Corporate Bonds & Notes
(Cost--$78,364,045)--25.1%                            77,392,740
====================================================================================================================================
                         Face
                         Amount                                     Short-Term Investments
====================================================================================================================================
Repurchase             $3,783,000                     Morgan Stanley & Company, purchased
on 12/29/2000 to yield
Agreements**--1.2%                                    6.30% to
5/01/2028                                                   3,783,000
====================================================================================================================================
                       Total Investments in Short-Term Securities
(Cost--$3,783,000)--1.2%                                 3,783,000
====================================================================================================================================
                       Total Investments
(Cost--$306,287,532)--99.9%
308,115,265
                       Other Assets Less
Liabilities--0.1%
229,523

------------
                       Net
Assets--100.0%
$308,344,788

============
====================================================================================================================================

             * Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
            ** Repurchase Agreements are fully collateralized by US Government Agency Obligations.
            (a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
            (1) Represents or includes a "to-be-announced" (TBA) transaction. The Series has committed to purchase securities for which all specific information is not available at this time.

                  Ratings of issues shown have not been audited by Deloitte & Touche LLP.

                  See Notes to Financial Statements.


                                    16 & 17

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2000

STATEMENT OF ASSETS AND LIABILITIES

MASTER
AGGREGATE BOND
INDEX SERIES       As of December 31, 2000
===================================================================================================================================
Assets:            Investments, at value (identified cost--$306,287,532)
 ........................                      $308,115,265
                   Cash
 .........................................................................
125,907

Receivables:
                      Securities sold
 ...........................................................   $   4,034,665
                      Interest
 ..................................................................       3,697,243
                      Contributions
 .............................................................         788,682
                      Paydowns
 ..................................................................
1,849         8,522,439

-------------
                   Prepaid expenses
 .............................................................
61,405

------------
                   Total assets
 .................................................................
316,825,016

------------
===================================================================================================================================
Liabilities:
Payables:
                      Securities purchased
 ......................................................       8,177,404
                      Withdrawals
 ...............................................................         122,225
                      Investment adviser
 ........................................................           2,417         8,302,046

-------------
                   Accrued expenses and other liabilities
 .......................................                           178,182

------------
                   Total liabilities
 ............................................................
8,480,228

------------
===================================================================================================================================
Net Assets:        Net assets
 ...................................................................
$308,344,788

============
===================================================================================================================================
Net Assets         Partners' capital
 ............................................................
$306,517,055
Consist of:        Unrealized appreciation on investments--net
 ..................................                         1,827,733

------------
                   Net assets
 ...................................................................
$308,344,788

============
===================================================================================================================================

            See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MASTER
AGGREGATE BOND
INDEX SERIES       For the Year Ended December 31, 2000
===================================================================================================================================
Investment         Interest and discount earned
 .................................................                      $ 19,548,301
Income:
------------

===================================================================================================================================
Expenses:          Accounting services
 ..........................................................   $     146,598
                   Interest expenses
 ............................................................          82,585
                   Professional fees
 ............................................................          60,531
                   Custodian fees
 ...............................................................          49,159
                   Pricing fees
 .................................................................          31,999
                   Investment advisory fees
 .....................................................          28,804
                   Trustees' fees and expenses
 ..................................................           4,071
                   Amortization of organization expenses
 ........................................           3,823
                   Other
 ........................................................................
7,536

-------------
                   Total expenses
 ...............................................................
415,106

------------
                   Investment income--net
 .......................................................                        19,133,195

------------
===================================================================================================================================
Realized &         Realized loss from investments--net
 ..........................................                        (8,055,546)
Unrealized         Change in unrealized appreciation/depreciation on investments--net
 ...........                        19,800,656
Gain (Loss)
On
------------
Investments--Net:  Net Increase in Net Assets Resulting from Operations
 .........................                      $ 30,878,305

============
===================================================================================================================================

            See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS


For the Year Ended
MASTER
December 31,
AGGREGATE
BOND
-------------------------------
INDEX SERIES       Increase (Decrease) in Net
Assets:                                                    2000               1999
===================================================================================================================================
Operations:        Investment income--net
 .......................................................   $  19,133,195      $ 27,956,624
                   Realized loss on investments--net
 ............................................      (8,055,546)         (884,394)
                   Change in unrealized appreciation/depreciation on investments--net
 ...........      19,800,656       (32,485,362)

-------------      ------------
                   Net increase (decrease) in net assets resulting from operations
 ..............      30,878,305        (5,413,132)

-------------      ------------
===================================================================================================================================
Net Capital        Decrease in net assets derived from net capital contributions
 ................    (128,681,795)      (23,373,384)
Contributions:
-------------      ------------
===================================================================================================================================
Net Assets:        Total decrease in net assets
 .................................................     (97,803,490)      (28,786,516)
                   Beginning of year
 ............................................................     406,148,278
434,934,794

-------------      ------------
                   End of year
 ..................................................................   $ 308,344,788
$406,148,278

=============      ============
===================================================================================================================================

            See Notes to Financial Statements.


                                    18 & 19

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2000

FINANCIAL HIGHLIGHTS


For the Year Ended
MASTER
December 31,             For the Period
AGGREGATE BOND  The following per share data and ratios have been derived from
---------------------------------  April 3, 1997+ to
INDEX SERIES    information provided in the financial statements.
2000         1999        1998      Dec. 31, 1997
====================================================================================================================================
Ratios to       Expenses, net of reimbursement .............................
 .14%        .10%        .12%             .15%*
Average
=========   =========   =========        =========
Net Assets:     Expenses ...................................................
 .14%        .10%        .13%             .18%*

=========   =========   =========        =========
                Investment income--net .....................................
6.62%       6.30%       6.20%            6.34%*

=========   =========   =========        =========
====================================================================================================================================
Supplemental    Net assets, end of period (in thousands) ...................    $
308,345   $ 406,148   $ 434,935        $ 307,740
Data:
=========   =========   =========        =========
                Portfolio turnover .........................................
43.24%      61.82%      27.89%           86.58%

=========   =========   =========        =========
====================================================================================================================================

            +     Commencement of operations.
            *     Annualized.

                  See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER
AGGREGATE BOND
INDEX SERIES

1. Significant Accounting Policies:

Master Aggregate Bond Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Repurchase agreements--The Series invests in securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Series takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Series may be delayed or limited.

(c) Derivative financial instruments--The Series may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Series is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Series will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Series will amortize premiums and discounts on debt securities effective January 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Series, but will result in a $1,194,873 decrease to cost of securities and a corresponding $1,194,873 increase in net unrealized appreciation, based on securities held as of December 31, 2000.

(f) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(g) Dollar rolls--The Series may sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.

(h) Security loans--The Series receives compensation in the form of fees, or it retains a portion of the interest on the


                                    20 & 21

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER
AGGREGATE BOND
INDEX SERIES

investment of any cash received as collateral. The Series also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Series.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets.

During the year ended December 31, 2000, the Series paid Merrill Lynch Security Pricing Service, an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), $8,380 for security price quotations to compute the net asset value of the Series.

Merrill Lynch Trust Company, an indirect wholly-owned subsidiary of ML & Co., is the Series' custodian.

Accounting services were provided to the Series by FAM.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2000 were $124,883,517 and $233,545,146, respectively.

Net realized losses for the year ended December 31, 2000 and net unrealized gains as of December 31, 2000 were as follows:

--------------------------------------------------------------------------------
                                                 Realized            Unrealized
                                                   Losses               Gains
--------------------------------------------------------------------------------
Long-term investments .................         $(8,055,546)         $ 1,827,733
                                                -----------          -----------
Total .................................         $(8,055,546)         $ 1,827,733
                                                 ===========         ===========
--------------------------------------------------------------------------------

As of December 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $1,405,041, of which $4,902,358 related to appreciated securities and $3,497,317 related to depreciated securities. At December 31, 2000, the aggregate cost of investments for Federal income tax purposes was $306,710,224.

4. Reverse Repurchase Agreements:

Under a reverse repurchase agreement, the Series sells securities and agrees to repurchase them at a mutually agreed upon date and price. For the year ended December 31, 2000, the average amount outstanding was approximately $1,650,000 and the daily weighted average interest rate was 5.01%.

5. Short-Term Borrowings:

On December 1, 2000, the Series, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the facility during the year ended December 31, 2000.

INDEPENDENT AUDITORS' REPORT

MASTER
AGGREGATE BOND
INDEX SERIES

The Board of Trustees and Investors,
Master Aggregate Bond Index Series
(One of the series constituting
Quantitative Master Series Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Aggregate Bond Index Series as of December 31, 2000, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period April 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement.

An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Aggregate Bond Index Series of Quantitative Master Series Trust as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
February 1, 2001


                                    22 & 23

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                        Index 1--12/00

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